ACQUISITIONS AND GOODWILL - Allocation of purchase price (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combinations, Allocation of Purchase Price
Fair value of consideration	¥ 5,230,362	¥ 1,660,685	¥ 423,075
Effective settlement of pre-existing relationships upon consolidation	20,000	(31,229)
Other net assets acquired	(256,650)	(547,815)	(255,245)
Identifiable intangible assets	(689,800)	(449,600)	(15,000)
Deferred tax liabilities	159,592	75,120	1,040
Total identifiable net assets	(786,858)	(922,295)	(269,205)
Goodwill	7,076,505	2,596,393	1,905,840
Property and equipment	(2,974,715)	(2,783,257)	(493,026)
Accounts payable	412,380	1,133,760	118,486
Adjustments to assets acquired and liabilities assumed	16,608	(55,462)
Accounts receivable	(224,307)
Short-term borrowings	461,494
Long-term borrowings	840,000
Finance lease and other financing obligations, current and non-current	1,463,851	1,362,103	174,194
Net revenue	7,818,681	5,738,972	4,122,405
Net (loss) income	(1,191,213)	(669,214)	(442,083)
Asset acquisitions
Non-controlling interests recognized upon these asset acquisitions	56,519
Customer contracts
Business Combinations, Allocation of Purchase Price
Identifiable intangible assets	¥ (689,800)	¥ (449,600)	¥ (15,000)
Estimated useful life (in years)			7 years 9 months 18 days
Customer contracts | Maximum
Business Combinations, Allocation of Purchase Price
Estimated useful life (in years)	7 years	12 years 1 month 6 days
Customer contracts | Minimum
Business Combinations, Allocation of Purchase Price
Estimated useful life (in years)	5 years 8 months 12 days	6 years 6 months
Various Business Combinations
Business Combinations, Allocation of Purchase Price
Goodwill	¥ 4,463,504	¥ 707,161	¥ 153,870